Debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding
The outstanding principal balances on each loan facility as at September 30, 2017 and December 31, 2016 were as follows:

	As at
	Sept 30, 2017	Dec 31, 2016

NIBC Bank Facility	9,240,000	10,305,000
CACIB Bank Facility	34,800,000	36,900,000
ABN/DVB/NIBC Joint Bank Facility	167,140,599	204,090,550
Nordea/SEB Joint Bank Facility	134,876,804	142,688,402
ABN AMRO Facility	65,657,381	70,282,505
Total debt	411,714,784	464,266,457
Deferred Finance Fees	(8,834,930)	(11,053,351)
Net total debt	402,879,854	453,213,106
Current portion of long-term debt	39,708,456	44,313,149
Current portion of deferred finance fees	(3,220,525)	(2,485,669)
Total current portion of long-term debt	36,487,931	41,827,480
Non-current portion of long-term debt	366,391,923	411,385,626

Schedule of minimum Repayments under Loan Facilities
Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Sept 30, 2017
2017	10,140,066
2018	39,282,538
2019	38,856,620
2020	38,856,620
2021	41,159,890
2022	189,430,418
2023	53,988,632
411,714,784